PROCESSING AND SERVICING COSTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
PROCESSING AND SERVICING COSTS
Cloud service fee	$ 209,573		$ 181,241	$ 216,140
Market information and data fee	125,068		82,026	79,439
System cost	75,812		58,709	28,324
Data transmission fee	57,365		44,718	41,775
Others	18,965		9,210	8,162
Total	$ 486,783	$ 62,668	$ 375,904	$ 373,840